Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013